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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409


                      	Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Municipal High Income Advantage Trust

           SCHEDULE OF INVESTMENTS 12/31/05 (unaudited)



Principal
Amount                                                        Value
           TAX-EXEMPT OBLIGATIONS - 143.8% of Net Assets
           Alabama - 1.1%
2,000,000  Birmingham Alabama Waterworks & Sewer
           Revenue, 5.0%, 1/1/43                          $        2,043,820
3,450,000  Huntsville Carlton Cove Alabama Special Care
           Facilities Financing Authority, 8.125%, 11/15/          1,728,174
                                                          $         3,771,994
           Alaska - 1.3%
3,875,000(aAlaska State Housing Finance Corp., RIB, 10.964%,
           6/1/49 (144A)                                  $        4,362,708

           Arizona - 7.1%
5,000,000  Casa Grande Industrial Development Authority,
           Hospital Revenue, 7.625%, 12/1/29              $         5,479,100
3,130,000  Coconino County Arizona Pollution Control
           Corp. Revenue, 5.35%, 10/1/22                             3,062,674
1,615,000  Coconino County Arizona Pollution Control Corp.
           Revenue, 6.375%, 10/1/36                                   1,650,756
3,140,000(aDowntown Phoenix Hotel Corp., RIB, 7.591%, 7/1            3,457,234
7,500,000(bGila County Industrial Development Authority Revenue,
           5.55%, 1/1/27                                              4,331,250
1,000,000  Pima County Industrial Development Authority, 6.3%,
           7/1/31 (144A)                                             1,036,210
1,570,000  Pima County Industrial Development Authority,            1,646,930
1,000,000 +Pima County Industrial Development Authority,             1,231,500
2,000,000  San Luis Facility Development Corp., 7.25%, 5/           1,964,620
                                                          $      23,860,274
           California - 7.0%
2,680,000  Golden State Tobacco Securitization Corp., 6.7 $        3,011,730
9,520,000(aUniversity of California, RIB, 7.711%, 5/15/38         10,724,946
9,745,000  Valley Health System Hospital Revenue,  6.875%         9,758,058
                                                          $      23,494,734
           Colorado - 1.9%
2,850,000  Denver Health & Hospital Authority Healthcare Revenue,
           6.0%, 12/1/31                                  $        3,024,278
3,650,000  Northwest Parkway Public Highway Authority, 7.         3,462,207
                                                          $        6,486,485
           Connecticut - 0.8%
3,000,000  Bridgeport Connecticut Senior Living Facilities
           Revenue, 7.25%, 4/1/35                         $        2,547,720

           District of Columbia - 2.2%
2,700,000  District of Columbia Tobacco Settlement Financing
           Corp., 6.5%, 5/15/33                           $        3,096,360
4,000,000  District of Columbia Tobacco Settlement Financing
           Corp., 6.75%, 5/15/40                                   4,342,960
                                                          $        7,439,320
           Florida - 6.0%
1,000,000  Greater Orlando Aviation Authority, 6.5%, 11/1 $          978,800
4,500,000  Hillsborough County Florida Industrial Development
           Authority Pollution Control Revenue, 5.5%, 10/          4,666,365
2,000,000  Hillsborough County Florida Industrial Development
           Authority Pollution Control Revenue, 6.75%, 7/          2,034,820
500,000    Miami Beach Health Facilities Authority, 5.375
501,135
1,500,000  Miami Beach Health Facilities Authority, 6.7%,           1,652,895
10,000,000 Miami-Dade County Aviation Revenue, 5.0%, 10/1         10,375,400
                                                          $       20,209,415
           Georgia - 1.6%
2,500,000  Brunswick & Glynn County Development Authority
           Revenue, 7.125%, 1/1/25                        $        2,537,925
1,065,000  Effingham County Industrial Development Authority,
           6.5%, 6/1/31                                             1,076,587
1,650,000  Savannah Georgia Economic Development Authority
           Revenue, 7.4%, 1/1/34                                   1,741,823
                                                          $        5,356,335
           Guam - 1.6%
5,000,000  Northern Mariana Islands, 6.75%, 10/1/33       $        5,465,450

           Idaho - 2.4%
2,000,000  Power County Industrial Development Corp., 6.4 $        2,101,840
5,920,000  Power County Pollution Control Revenue, 5.625%          5,970,320
                                                          $       8,072,160
           Illinois - 3.6%
4,000,000  Centerpoint Intermodal Center, 8.0%, 6/15/23 ( $       4,058,920
3,810,000(bChicago O'Hare International Airport Facilities Revenue,
           6.45%, 5/1/18                                              862,508
1,645,000  Illinois Health Facilities Authority Revenue,            1,529,208
1,530,000  Illinois Health Facilities Authority Revenue,            1,530,275
2,400,000  Illinois Health Facilities Authority Revenue,           2,399,688
1,500,000  Illinois Health Facilities Authority Revenue,            1,630,395
                                                          $        12,010,994
           Indiana - 5.6%
1,200,000  Indiana State Development Finance Authority
           Pollution Control Revenue, 7.25%, 11/1/11      $         1,243,464
10,000,000 Indiana State Development Finance Authority
           Revenue, 5.75%, 10/1/11                                  10,390,300
5,000,000  Jasper County Industrial Economic Development
           Revenue, 5.6%, 4/1/29                                     4,644,200
2,315,000  Vincennes Industrial Economic Development
           Revenue, 6.25%, 1/1/24                                   2,321,297
                                                          $        18,599,261
           Kentucky - 1.5%
500,000    Kentucky Economic Development Finance Authority
           Hospital System Revenue, 5.7%, 10/1/10         $            506,245
4,400,000  Kentucky Economic Development Finance Authority
           Hospital System Revenue, 5.875%, 10/1/22                 4,341,920
                                                          $         4,848,165
           Louisiana - 3.2%
750,000    Opelousas Louisiana General Hospital Authority
           Revenue, 5.75%, 10/1/23                        $          767,520
9,415,000  Tobacco Settlement Financing Corp., 5.875%, 5/          9,822,858
                                                          $       10,590,378
           Maryland - 1.6%
5,000,000  Maryland Health & Higher Educational Facilities
           Authority, 5.125%, 10/1/45                     $         5,176,250

           Massachusetts - 5.8%
3,900,000  Lynn Massachusetts Water & Sewer Commission Ge $        4,062,864
2,195,000  Massachusetts Health & Educational Facilities            2,199,763
1,000,000  Massachusetts Health & Educational Facilities             1,063,150
1,740,000  Massachusetts State Development Finance Agency           1,655,923
1,990,000  Massachusetts State Development Finance Agency           2,007,214
4,800,000  Massachusetts State Development Finance Agency           4,916,976
3,475,000(aMassachusetts State Housing Finance Agency, RI           3,619,699
                                                          $       19,525,589
           Michigan - 4.5%
3,000,000 +Delta County Michigan Economic Development Cor $        3,439,830
3,000,000  Macomb County Hospital Finance Authority, 5.87          3,045,450
4,130,000  Michigan State Hospital Finance Authority Reve           3,998,501
1,000,000  Michigan State Strategic Fund Solid Waste Disp            1,031,970
3,000,000(bWayne Charter County Michigan Special Airport             1,651,800
3,405,000(bWayne Charter County Michigan Special Airport            1,783,675
                                                          $        14,951,226
           Minnesota - 2.8%
5,000,000  Becker Minnesota Pollution Control Revenue, 8. $        6,305,650
4,800,000(bMinneapolis/St. Paul Metropolitan Airports, 7.          3,016,368
                                                          $         9,322,018
           Nevada - 2.4%
2,425,000  Clark County Industrial Development Revenue, 5 $        2,402,448
2,500,000  Clark County Industrial Development Revenue, 5          2,500,125
1,600,000  Nevada State Department of  Business & Industr           1,672,816
1,000,000  Nevada State Department of  Business & Industr           1,051,520
500,000    Nevada State Department of  Business & Industr            523,530
                                                          $         8,150,439
           New Hampshire - 1.6%
1,000,000  New Hampshire Health & Educational Facilities  $         1,048,760
1,125,000  New Hampshire Health & Educational Facilities
1,167,615
3,000,000  New Hampshire Higher Educational & Health Faci            3,033,750
                                                          $         5,250,125
           New Jersey - 9.1%
13,000,000 New Jersey Economic Development Authority Reve $       12,090,260
2,500,000  New Jersey Health Care Facilities Financing Au            2,585,700
1,420,000  New Jersey Health Care Facilities Financing Au
1,421,917
2,495,000(aNew Jersey State Turnpike Authority, RIB, 9.70            3,930,074
1,000,000  Tobacco Settlement Financing Corp., 6.25%, 6/1           1,084,380
3,250,000  Tobacco Settlement Financing Corp., 6.75%, 6/1           3,635,515
5,000,000  Tobacco Settlement Financing Corp., 7.0%, 6/1/           5,699,650
                                                          $      30,447,496
           New York - 11.3%
3,000,000  Dutchess County Industrial Development Agency  $        3,277,590
5,000,000  Nassau County New York Industrial Development             5,157,750
6,980,000  New York City Industrial Development Agency, 5            6,100,380
2,000,000  New York City Industrial Development Agency, 5           2,083,680
2,000,000  New York City Industrial Development Agency, 6           1,633,220
3,950,000  New York City Industrial Development Agency, 7           4,262,998
2,800,000  New York City Industrial Development Agency, 7            2,867,144
10,000,000 New York State Environmental Facilities Corp.,           10,403,600
2,000,000  Yonkers Industrial Development Agency Civic Fa             1,840,860
                                                          $      37,627,222
           North Carolina - 4.3%
11,250,000 Charlotte North Carolina Special Facilities Re $        7,925,400
7,140,000  Charlotte North Carolina Special Facilities Re           6,510,752
                                                          $        14,436,152
           Ohio - 2.6%
3,900,000  Belmont County Health System Revenue, 5.7%, 1/ $         3,745,716
1,000,000  Belmont County Health System Revenue, 5.8%, 1/            926,570
5,000,000  Cleveland Airport Special Revenue, 5.375%, 9/1           3,986,500
                                                          $        8,658,786
           Oklahoma - 1.2%
2,345,000  Jackson County Memorial Hospital Authority Rev $        2,382,590
1,500,000  Tulsa Municipal Airport Transportation Revenue           1,499,925
                                                          $         3,882,515
           Oregon - 4.1%
5,900,000  Klamath Falls Electric Revenue, 5.75%, 1/1/13  $        5,007,389
8,000,000  Klamath Falls Electric Revenue, 6.0%, 1/1/25             6,271,040
2,500,000  Western Generation Agency Cogeneration Project           2,533,625
                                                          $        13,812,054
           Pennsylvania - 6.8%
3,000,000  Allegheny County Hospital Development Authorit $        3,580,620
500,000    Allegheny County Hospital Development Authorit             594,640
1,000,000  Clarion County Hospital Authority Revenue, 5.6             972,310
3,735,000  Columbia County Hospital Authority Revenue, 5.            3,361,612
1,250,000  Hazleton Health Services Authority Hospital Re           1,239,988
3,360,000  Montgomery County Higher Education & Health Au            3,452,669
1,430,000  Pennsylvania Economic Development Financing Au           1,330,944
1,805,000  Pennsylvania Economic Development Financing Au            1,789,531
2,330,000  Pennsylvania Economic Development Financing Au            2,311,546
2,005,000  Scranton-Lackawanna Health & Welfare Authority           1,925,502
2,245,000  Scranton-Lackawanna Health & Welfare Authority           2,143,279
                                                          $       22,702,641
           Rhode Island - 4.1%
4,485,000  Central Falls Rhode Island Detention Facilitie $        4,836,759
8,285,000  Tobacco Settlement Financing Corp., 6.25%, 6/1           8,698,919
                                                          $       13,535,678
           South Carolina - 6.0%
1,500,000  Connector 2000 Association, Inc., Toll Road Re $         1,203,705
1,600,000  Loris Community Hospital District, 5.625%, 1/1            1,614,896
8,000,000  South Carolina Jobs Economic Development Autho           8,971,040
3,000,000  South Carolina Jobs Economic Development Autho          3,298,980
4,400,000  Tobacco Settlement Revenue Management, 6.375%,          4,938,648
                                                          $      20,027,269
           Tennessee - 2.6%
1,000,000  Johnson City Health & Educational Facilities Board Hospital Revenue,
           7.5%, 7/1/33                                   $        1,175,030
7,000,000  Knox County Health Educational & Housing Facilities Board Hospital
           Revenue, 6.5%, 4/15/31                                   7,447,790
                                                          $        8,622,820
           Texas  - 18.0%
11,300,000 Alliance Airport Authority Special Facilities  $        9,742,634
8,650,000  Brazos River Authority Pollution Control Reven           9,603,403
13,885,000 Dallas-Fort Worth International Airport Revenu           11,388,199
10,000,000 Houston Texas Airport System Revenue, 6.75%, 7           9,669,100
2,000,000  Lubbock Health Facilities Development Corp., 6            1,981,640
7,750,000  Matagorda County Navigation District Number 1            7,909,030
4,835,000(bNueces River Authority Environmental Improvement Revenue,
           5.6%, 4/1/18                                             2,792,213
1,910,000  Panhandle Texas Regional Housing Finance, 8.12           1,910,115
5,000,000  Tomball Hospital Authority, 6.0%, 7/1/25                5,202,550
                                                          $       60,198,884
           Virginia  - 0.5%
1,555,000  Pocahontas Parkway Association of Virginia Toll Road Revenue,
           5.25%, 8/15/09                                 $        1,615,396

           Washington - 7.0%
10,000,000 Port Seattle Washington Special Facilities Rev $        10,240,100
5,500,000(bPort Seattle Washington Special Facilities Rev          3,759,965
1,410,000  Tobacco Settlement Authority Revenue, 6.5%, 6/           1,521,573
6,960,000(aWashington State Economic Development Finance Authority,
           RIB, 7.584%, 6/1/38 (144A)                             7,836,890
                                                          $      23,358,528

           Wisconsin  - 0.6%
1,000,000  Wisconsin State Health & Educational Facilities Authority
           Revenue, 6.125%, 4/1/24                        $       1,020,970
1,000,000  Wisconsin State Health & Educational Facilities Authority
           Revenue, 6.25%, 4/1/34                                  1,017,920
                                                          $      2,038,890

           TOTAL TAX-EXEMPT OBLIGATIONS
           (Cost $455,456,279)                            $    480,455,371


Shares     TAX-EXEMPT MONEY MARKET MUTUAL FUND -
           0.0% of Net Assets
79,072     BlackRock Provident Institutional Municipal Fu $         79,072

           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
           (Cost $79,072)                                 $         79,072

           TOTAL INVESTMENTS IN SECURITIES - 143.8%
           (Cost $455,535,351) (c)(d)                     $   480,534,443
           OTHER ASSETS AND LIABILITIES - 1.1%            $      3,653,821
           PREFERRED SHARES AT REDEMPTION VALUE,
           INCLUDING DIVIDENDS PAYABLE - (44.9)%          $  (150,071,221)
           NET ASSETS APPLICABLE TO COMMON
           SHAREOWNERS - 100.0%                           $   334,117,043

(144A)     Security is exempt from registration under Rule 144A of the
           Securities Act of 1933.   Such securities may be resold
           normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $40,867,541, or 12.2% of total net assets applicable to common shareowners.

RIB        Residual Interest Bonds.

NR         Security not rated by S&P or Moody's.

+          Prerefunded bonds have been collateralized by U.S. Treasury
	securities which are held in escrow to pay interest and principal
	 on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown was the rate at December 31, 2005.

(b)        Security is in default and is non-income producing.

(c) The concentration of investments by type of obligation/market sector is as follows:
           Insured                                               7.0%
           General Obligation                                     1.1
           Revenue Bonds:
                               Health Revenue                    24.5
                               Airport Revenue                   15.2
                               Development Revenue               11.5
                               Tobacco Revenue                    9.5
                               Pollution Control Revenue          8.9
                               Transportation Revenue             6.6
                               Education Revenue                  4.2
                               Facilities Revenue                 3.6
                               Power Revenue                      2.9
                               Housing Revenue                    2.8
                               Water Revenue                      2.2
                               Other                              0.0
                                                               100.0%


(d) At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $453,439,241 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost      $      40,459,235

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value            (13,364,032)
           Net unrealized gain                            $      27,095,203

           For financial reporting purposes net unrealized gain on investments
		was
           $24,999,092 and cost of investments aggregated $455,535,350.

           Purchases and sales of securities (excluding temporary cash investments) for the period ended December 31,2005, aggregated $78,868,046 and $70,124,075,respectively.

           The interest rate swaps outstanding as of December 31, 2005 were as follows:

                                 Termination   Notional   Unrealized
            Counterparty       Date      Amount (000)   R Appreciation
              UBS AG               April 5, 2009           1,851,741

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust
By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.